Partners' Equity (Details)	Jul. 03, 2023 shares	Apr. 03, 2023 EquityInstruments shares
RCUs
Equity transactions
Number of units vested during the period | EquityInstruments		92,805
PCUs
Equity transactions
Number of units vested during the period | EquityInstruments		16,089
Common units | Conversion of B units
Equity transactions
Number of units issued upon conversion | shares	415,000
Common units | Long-Term Incentive Plan 2015
Equity transactions
Number of units issued in share-based payment | shares		108,894